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Fundamental Investors, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650

Phone (415) 393-7110
Fax (415) 393-7140

Patrick Quan
Secretary

March 5, 2007

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re. File Nos. 002-10760 and 811-00032

Dear Sir or Madam:

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 28, 2007 of Registrant's Post-Effective Amendment No. 93 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan
Secretary

/pfq
Enclosure